Revenue	12 Months Ended
Mar. 31, 2025
Disclosure Of Revenue [Abstract]
Revenue
22.	Revenue

	Year ended
	March 31, 2025	March 31, 2024	March 31, 2023
Rendering of services
Service revenue	33,741,402	32,097,915	29,967,698
Installation service revenue	3,401,063	1,852,511	482,246
	37,142,465	33,950,426	30,449,944
Sale of products	2,743,115	1,683,496	2,953,782
	39,885,580	35,633,922	33,403,726

Note: Revenue disaggregation as per business segment and geography has been included in segment information (See Note 30).